Inventories	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
INVENTORIES

NOTE 5 – INVENTORIES

As of December 31, 2025 and 2024, the Company had finished goods of €3,444,184 and €1,951,822, respectively. During the years ended December 31, 2025, 2024 and 2023, the Company recorded a provision for slow moving inventory in the statements of operations of €0, €0 and €312,563, respectively, and recovery on provision on slow moving inventory in the statements of operations of €0, €402,908 and €312,563, respectively. During the years ended December 31, 2025, 2024 and 2023, the Company recorded reversal of impairment on inventory of €0, €452,269 and €0, respectively. As of December 31, 2025 and 2024, there was a provision for obsolescence of €0 and €0, respectively.

The Company outsourced the management of inventories to a third party with all the inventories located in a warehouse owned by the third party. The Company pays a monthly fee to the warehouse company for insurance coverage of the inventories, as stated in the agreement between both parties.

During the year ended December 31, 2024, due to the flash flooding event in Valencia on October 29, 2024, the Company suffered inventory damage in its warehouse, resulting in an impairment loss on inventory of €2,133,385; but was able to recognize income from insurance coverage on damaged inventory of €1,937,819.